SEASONS SERIES TRUST
Supplement to the Prospectus
dated July 28, 2008
Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the advisor to Seasons Series Trust, changed its name to SunAmerica Asset Management Corp. (“SunAmerica”). Accordingly, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).
In the section titled “MANAGEMENT” under the heading “Portfolio Management” the portfolio management disclosure with respect to the fixed income portion of the Balanced Component of the Multi-Managed Portfolios and the actively managed portion of the Diversified Fixed Income Portfolio, all references to Raphael Davis are deleted and replaced with John Dunlevy. Mr. Dunlevy’s biographical information is as follows:
“Mr. Dunlevy, Managing Director and Portfolio Manager, joined AIG Investments in 2007. In his current role, he focuses on asset-backed and non-agency mortgage-backed securities (“MBS”). Mr. Dunlevy has been an active investor in Structured Mortgage Credit Products including agency and non-agency MBS, commercial mortgage-backed securities, and asset-backed securities for the past 20 years. Prior to joining AIG Investments, Mr. Dunlevy was a senior member of the Securitized Products portfolio team with Merrill Lynch, Beacon Funds, Hyperion Capital Management, and TIAA-CREF. Additionally, Mr. Dunlevy has served as Chief Fixed Income Strategist at Nomura Securities. Mr. Dunlevy is a chartered financial analyst and a certified public accountant.”
In the same section, the portfolio management disclosure with respect to the Large Cap Composite Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and the passively-managed portion of the Diversified Fixed Income Portfolio, all references to John P. Toohey are deleted and replaced with Michael Kelly. Mr. Kelly’s biographical information is as follows:
“Mr. Kelly, Managing Director, Global Head of Client Asset Allocation & Structured Equities, joined AIG Investments in 1999 as Head of U.S. Equities. In his current role, Mr. Kelly is responsible for the development and management of AIG Investments’ structured equity products worldwide and the expansion of AIG Investments’ capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles with respect to our approaches to both asset allocation and manager selection. Mr. Kelly also serves as one of the permanent members of the AIG Investments’ Global Asset Allocation Committee.”
In the same section, the portfolio management disclosure for Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the Large Cap Growth Portfolio is amended to delete all references to Gregory H. Ekizian. Steven M. Barry and David G. Shell continue to serve as portfolio managers for the Portfolio.
In the same section, the portfolio management disclosure for GSAM with respect to the Mid Cap Growth Portfolio is amended to delete all references to Eileen Rominger and the disclosure is replaced with the following:
“The Mid Cap Value Portfolio is managed by Andrew Braun, Sean Gallagher, Dolores Bamford, CFA and Scott Carroll, CFA. Mr. Braun, Managing Director, Co-Chief Investment Officer, Value Equity and Portfolio Manager, joined GSAM in 1993. Mr. Gallagher, Managing Director, Co-Chief Investment Officer, Value Equity and Portfolio Manager, joined GSAM in 2000 and became a portfolio manager in December 2001. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in 2002. Mr. Carroll, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in 2002.”

In the same section, the portfolio management disclosure for Goldman Sachs Asset Management International (“GSAM International”) with respect to the International Equity Portfolio is deleted in its entirety and replaced with the following:
“The International Equity Portfolio is managed by an experienced investment team led by Eileen Rominger, Managing Director and Chief Investment Officer of GSAM—New York/London. Other members of the investment team are Edward Perkin, CFA, David Townshend, and Hiroyuki Ito, CMA. Ms. Rominger is chief investment officer of GSAM, responsible for overseeing GSAM’s Fundamental Equity, Quantitative Investment Strategies, Fixed Income and Goldman Sachs Investment Partners portfolio teams. Prior to taking on these responsibilities, she was global head of GSAM Fundamental Equity and chief investment officer of the Value and Global Equity teams. She joined the firm as a managing director in 1999 and was named partner in 2004. Mr. Perkin, Managing Director; Head of European Equity—London, is the Head of GSAM’s European Equity team, where he oversees the portfolio management of and investment research for the firm’s European Equity accounts. He also has research coverage of the European technology sector. Mr. Perkins joined the Value team in 2002. Mr. Townshend, Managing Director; Head of Japan Equity—Tokyo, is Head of GSAM’s Japan Equity team. He has primary research responsibility for Japanese banks and insurance companies. Prior to this, he was Co-Head of GSAM’s European Financials research team with primary research coverage of UK, Irish and German banks. Mr. Townshend transferred to GSAM in 2001, bringing with him nine years of experience on Goldman, Sachs & Co.’s European Banks team, which he joined in 1992. Mr. Ito, Vice President; Japan Equity—Tokyo, is a Portfolio Manager for Japan Equity portfolios. Mr. Ito joined GSAM’s Japan Fundamental Equity Team in October 2005. Prior to joining GSAM, he worked as Chief Portfolio Manager in DLIBJ Asset Management, a member of Mizuho Financial Group and the largest Japanese pension asset manager, managing Japanese large cap equity institutional separate accounts and mutual funds.”
Dated: May 1, 2009
Versions: Version 2, Class 1; Version 3, Class 2; Version 4, Class 3; and Combined Master

SEASONS SERIES TRUST
Supplement to the Prospectus
dated July 28, 2008
Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the advisor to Seasons Series Trust, changed its name to SunAmerica Asset Management Corp. (“SunAmerica”). Accordingly, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).
In the section titled “MANAGEMENT” under the heading “Portfolio Management” the portfolio management disclosure with respect to the fixed income portion of the Balanced Component of the Multi-Managed Portfolios, all references to Raphael Davis are deleted and replaced with John Dunlevy. Mr. Dunlevy’s biographical information is as follows:
“Mr. Dunlevy, Managing Director and Portfolio Manager, joined AIG Investments in 2007. In his current role, he focuses on asset-backed and non-agency mortgage-backed securities (“MBS”). Mr. Dunlevy has been an active investor in Structured Mortgage Credit Products including agency and non-agency MBS, commercial mortgage-backed securities, and asset-backed securities for the past 20 years. Prior to joining AIG Investments, Mr. Dunlevy was a senior member of the Securitized Products portfolio team with Merrill Lynch, Beacon Funds, Hyperion Capital Management, and TIAA-CREF. Additionally, Mr. Dunlevy has served as Chief Fixed Income Strategist at Nomura Securities. Mr. Dunlevy is a chartered financial analyst and a certified public accountant.”
Dated: May 1, 2009
Version: Version 1, Class 1

SEASONS SERIES TRUST
Statement of Additional Information
dated July 28, 2008
Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the advisor to Seasons Series Trust, changed its name to SunAmerica Asset Management Corp (“SunAmerica”). Accordingly, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).
Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, the disclosure with respect to Raphael Davis, John P. Toohey, Lisa Parisi, Gregory H. Ekizian, Mark Beveridge, Maria Gordon and William Howard is deleted in its entirety. The disclosure with respect to Eileen Rominger is deleted with respect to the Mid Cap Value Portfolio. The disclosure contained in the chart should be supplemented with the following:

			Other Client Accounts
			(As of December 31, 2008)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Assets	No. of	Assets
Portfolio	Subadviser	Portfolio Manager	Accounts	($ millions)	Accounts	($ millions)	Accounts	($ millions)
Multi-Managed	SunAmerica	Dunlevy, John	—	—	—	—	—	—
Portfolios — Fixed Income sleeve of Balanced component

Large Cap Growth	AIGGIC	Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)

Large Cap Composite	AIGGIC	Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)

Large Cap Value	AIGGIC	Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)

Mid Cap Growth	AIGGIC	Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)

Mid Cap Value	AIGGIC	Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)
	GSAM	Carroll, Scott	47	10,123	2*	149	217 (3)	8,821 (147)

Small Cap	AIGGIC	Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)

International Equity	AIGGIC	Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)
	GSAM Int’l	Ito, Hiroyuki	11	1,200	—	—	9	400
		Townshend, David	10	1,100	—	—	9	400

Diversified Fixed	AIGGIC	Dunlevy, John	—	—	—	—	—	—
Income
		Kelly, Michael	11	6,809	8 (1)	723 (164)	19 (3)	1,905 (710)

*	Account fees are performance based.
Dated: May 1, 2009